PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 96.1%
Asset-Backed Securities 15.4%
Cayman Islands 11.4%
AIG CLO Ltd., Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	1.358%(c)	10/25/33	500	$500,020
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL01, Class A, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 1.450%)	1.500(c)	01/15/37	200	200,001
Bain Capital Credit CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	1.219(c)	04/23/31	250	250,174
Broad River BSL Funding CLO Ltd., Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	1.424(c)	07/20/34	750	749,994
Brookside Mill CLO Ltd., Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	1.591(c)	01/17/28	250	250,129
Carlyle CLO Ltd., Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.329(c)	04/30/31	250	249,842
Carlyle Global Market Strategies CLO Ltd., Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.211(c)	04/17/31	249	249,041
Greenwood Park CLO Ltd., Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	1.251(c)	04/15/31	250	249,864
Greywolf CLO Ltd., Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	1.297(c)	04/26/31	750	748,743
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.579(c)	07/22/32	250	250,000
Jamestown CLO Ltd., Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	1.454(c)	10/20/34	250	250,046
Madison Park Funding Ltd., Series 2019-33A, Class AR, 144A	—(p)	10/15/32	750	750,000
MidOcean Credit CLO, Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	1.810(c)	02/20/31	250	249,890
Octagon Investment Partners 45 Ltd., Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	1.571(c)	10/15/32	500	500,250

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Cayman Islands (cont’d.)
OZLM Ltd., Series 2014-06A, Class A2AS, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)	1.991%(c)	04/17/31		250	$250,024
Palmer Square CLO Ltd., Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	1.290(c)	05/21/34		750	750,277
TCW CLO Ltd.,
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	1.316(c)	10/29/34		250	250,001
Series 2020-01A, Class A1RR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	1.334(c)	04/20/34		750	749,608

Telos CLO Ltd., Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.481(c)	01/17/30		248	247,563
Trimaran Cavu Ltd., Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	1.469(c)	04/23/32		500	500,000
Tryon Park CLO Ltd., Series 2013-01A, Class A2R, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.741(c)	04/15/29		250	249,690
Voya CLO Ltd., Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	1.228(c)	04/25/31		250	249,795
Wind River CLO Ltd., Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	1.451(c)	10/15/34		250	250,000
					8,944,952
Ireland 2.2%
Ares European CLO DAC, Series 11A, Class B2R, 144A	1.950	04/15/32	EUR	500	562,096
Armada Euro CLO DAC, Series 02A, Class A3, 144A	1.500	11/15/31	EUR	250	280,872
Carlyle Euro CLO DAC, Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)	0.990(c)	10/15/35	EUR	300	336,966
Carlyle Global Market Strategies Euro CLO Ltd., Series 2014-02A, Class AR1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	11/15/31	EUR	500	559,319
					1,739,253

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Spain 0.1%
TFS, Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%	3.000%(c)	04/16/23	EUR	99	$99,961
United States 1.7%
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.228(c)	05/17/31		250	249,860
Credit Suisse Mortgage Trust, Series 2020-11R, Class 1A1, 144A, 1 Month LIBOR + 2.150%	2.258(c)	04/25/38		40	40,229
Exeter Automobile Receivables Trust, Series 2021-03A, Class D	1.550	06/15/27		100	97,496
Lendmark Funding Trust,
Series 2019-01A, Class A, 144A	3.000	12/20/27		100	100,740
Series 2019-02A, Class A, 144A	2.780	04/20/28		200	202,142

Mariner Finance Issuance Trust, Series 2020-AA, Class A, 144A	2.190	08/21/34		100	100,164
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27		100	104,616
Series 2019-01A, Class D, 144A	4.680	04/14/31		100	106,318
Oportun Funding XIV LLC,
Series 2021-A, Class B, 144A	1.760	03/08/28		100	99,181
Series 2021-A, Class C, 144A	3.440	03/08/28		100	100,649

TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.908(c)	06/25/24		120	119,790
					1,321,185

Total Asset-Backed Securities (cost $12,153,286)					12,105,351
Bank Loan 0.0%
United States
Diamond Sports Group LLC, Term Loan, 1 Month LIBOR + 3.250% (cost $36,682)	3.360(c)	08/24/26		50	20,043

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities 7.4%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381%(cc)	02/12/55	CAD	23	$17,936
Ireland 1.4%
Deco DAC, Series 2019-RAM, Class B, 3 Month GBP LIBOR + 3.500% (Cap N/A, Floor 3.500%)	3.609(c)	08/07/30	GBP	478	557,627
Last Mile Logistics Pan Euro Finance DAC, Series 01A, Class D, 144A, 3 Month EURIBOR + 1.900% (Cap N/A, Floor 1.900%)	1.900(c)	08/17/33	EUR	99	108,914
Taurus DAC,
Series 2021-UK4A, Class B, 144A, SONIA + 1.500% (Cap N/A, Floor 0.000%)	1.550(c)	08/17/31	GBP	99	132,572
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 0.000%)	1.800(c)	08/17/31	GBP	99	132,564
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 0.000%)	2.150(c)	08/17/31	GBP	99	132,595
					1,064,272
United States 6.0%
BANK,
Series 2018-BN10, Class A4	3.428	02/15/61		250	261,001
Series 2020-BN26, Class A3	2.155	03/15/63		200	195,143

BBCMS Mortgage Trust, Series 2018-CHRS, Class C, 144A	4.267(cc)	08/05/38		380	385,581
Benchmark Mortgage Trust,
Series 2018-B01, Class A3	3.355	01/15/51		175	180,499
Series 2018-B02, Class A3	3.544	02/15/51		200	207,798
Series 2020-B17, Class A4	2.042	03/15/53		75	72,426
Series 2020-B20, Class A3	1.945	10/15/53		100	97,400
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106(c)	10/15/36		85	84,472
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	2.406(c)	10/15/36		85	83,934
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.756(c)	10/15/36		85	83,721
Series 2020-BXLP, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	2.106(c)	12/15/36		82	81,596

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
United States (cont’d.)

BX Trust, Series 2022-LBA06, Class E, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	2.758%(c)	01/15/39	350	$350,000
Citigroup Commercial Mortgage Trust, Series 2018-B02, Class A3	3.744	03/10/51	150	158,325
Cold Storage Trust, Series 2020-ICE05, Class E, 144A, 1 Month LIBOR + 2.766% (Cap N/A, Floor 2.833%)	2.872(c)	11/15/37	98	98,112
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	2.256(c)	05/15/36	200	199,811
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO	0.645(cc)	11/25/25	4,393	93,841
Series K111, Class X1, IO	1.572(cc)	05/25/30	319	35,602
Series K113, Class X1, IO	1.387(cc)	06/25/30	920	91,288
Series KG03, Class X1, IO	1.381(cc)	06/25/30	1,055	102,415

GS Mortgage Securities Trust, Series 2018-GS09, Class A3	3.727	03/10/51	125	132,797
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2021-NYAH, Class G, 144A, 1 Month LIBOR + 2.640% (Cap N/A, Floor 2.640%)	2.746(c)	06/15/38	150	147,744
Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390% (Cap N/A, Floor 3.390%)	3.496(c)	06/15/38	100	99,528

MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941(cc)	02/12/40	100	89,601
One New York Plaza Trust,
Series 2020-01NYP, Class C, 144A, 1 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	2.306(c)	01/15/36	100	99,940
Series 2020-01NYP, Class D, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)	2.856(c)	01/15/36	100	99,940

UBS Commercial Mortgage Trust, Series 2018-C08, Class A3	3.720	02/15/51	250	267,492
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49	250	252,361
Series 2021-C59, Class A3	1.958	04/15/54	600	581,451
Series 2021-FCMT, Class C, 144A, 1 Month LIBOR + 2.400% (Cap N/A, Floor 2.400%)	2.506(c)	05/15/31	100	99,880
				4,733,699

Total Commercial Mortgage-Backed Securities (cost $5,825,983)				5,815,907

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds 38.6%
Belgium 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900%	02/01/46		140	$166,233
Brazil 0.4%
Petrobras Global Finance BV, Gtd. Notes	6.625	01/16/34	GBP	200	290,805
Bulgaria 0.3%
Bulgarian Energy Holding EAD, Sr. Unsec’d. Notes	2.450	07/22/28	EUR	200	219,486
Canada 1.2%
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A	7.125	06/15/26		25	25,407
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		25	25,877
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		25	25,307
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		80	81,040

Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes, 144A	4.875	02/15/30		35	33,948
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes	2.650	01/15/32		15	14,244
Sr. Unsec’d. Notes	3.750	02/15/52		10	9,604

Hydro-Quebec, Local Gov’t. Gtd. Notes, Series HK	9.375	04/15/30		150	227,470
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A	4.625	03/01/30		125	123,264
Ontario Teachers’ Cadillac Fairview Properties Trust, Sr. Unsec’d. Notes, 144A	3.875	03/20/27		300	321,317
Teck Resources Ltd., Sr. Unsec’d. Notes	5.400	02/01/43		60	69,333
					956,811
China 1.6%
Agricultural Development Bank of China, Sr. Unsec’d. Notes	3.800	10/27/30	CNH	1,000	165,281
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100	03/29/26		92	94,149

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
China (cont’d.)
China Development Bank,
Sr. Unsec’d. Notes	4.300%	08/02/32	CNH	5,000	$850,211
Unsec’d. Notes	4.200	01/19/27	CNH	1,000	166,657
					1,276,298
Denmark 0.6%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A	1.171(ff)	12/08/23		300	298,951
Sub. Notes, EMTN	2.500(ff)	06/21/29	EUR	150	174,834
					473,785
France 3.1%
Banque Federative du Credit Mutuel SA, Sr. Unsec’d. Notes, 144A	1.604	10/04/26		200	194,090
BNP Paribas SA,
Sr. Unsec’d. Notes, 144A	2.591(ff)	01/20/28		200	198,508
Sr. Unsec’d. Notes, 144A	2.871(ff)	04/19/32		400	389,220

BPCE SA, Sr. Unsec’d. Notes, 144A	2.045(ff)	10/19/27		250	242,377
Credit Agricole Assurances SA, Sub. Notes	4.250(ff)	01/13/25(oo)	EUR	100	121,204
Iliad Holding SASU, Sr. Sec’d. Notes, 144A	5.125	10/15/26	EUR	100	114,463
La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	100	117,581
Regie Autonome des Transports Parisiens, Sr. Unsec’d. Notes, EMTN	0.400	12/19/36	EUR	100	111,529
SNCF Reseau, Sr. Unsec’d. Notes	4.700	06/01/35	CAD	100	92,847
Societe Generale SA,
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26		200	190,645
Sr. Unsec’d. Notes, 144A, MTN	1.792(ff)	06/09/27		200	191,109
Sr. Unsec’d. Notes, 144A, MTN	2.625	01/22/25		255	256,752

Verallia SA, Gtd. Notes	1.625	05/14/28	EUR	200	222,204
					2,442,529
Germany 1.2%
Deutsche Bahn Finance GMBH, Gtd. Notes, MTN	3.800	09/27/27	AUD	100	75,328

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
Deutsche Bank AG,
Sr. Unsec’d. Notes	0.898%	05/28/24		265	$259,746
Sr. Unsec’d. Notes	1.447(ff)	04/01/25		210	206,529
Sr. Unsec’d. Notes	2.552(ff)	01/07/28		150	146,952
Volkswagen International Finance NV,
Gtd. Notes	2.700(ff)	12/14/22(oo)	EUR	100	114,249
Gtd. Notes	4.625(ff)	03/24/26(oo)	EUR	100	122,316
					925,120
Hong Kong 0.8%
Airport Authority, Sr. Unsec’d. Notes, 144A	2.500	01/12/32		245	244,210
HKT Capital No. 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	200	232,682
Sun Hung Kai Properties Capital Market Ltd., Gtd. Notes, EMTN	3.200	08/14/27	CNH	1,000	155,580
					632,472
Hungary 0.2%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	0.375	06/09/26	EUR	100	110,797
India 0.3%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	116,978
Power Finance Corp. Ltd., Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	100	110,978
					227,956
Indonesia 0.1%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	103,768
Israel 0.1%
Energean Israel Finance Ltd., Sr. Sec’d. Notes, 144A	4.500	03/30/24		100	100,201

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Italy 0.7%
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500%(ff)	10/27/47	EUR	100	$132,593
Intesa Sanpaolo SpA, Sr. Unsec’d. Notes, 144A	3.375	01/12/23		200	203,415
Nexi SpA, Sr. Unsec’d. Notes	2.125	04/30/29	EUR	100	107,204
Rossini Sarl, Sr. Sec’d. Notes, 144A	6.750	10/30/25	EUR	100	116,022
					559,234
Jamaica 0.1%
Digicel International Finance Ltd./Digicel International Holdings Ltd., Gtd. Notes, 144A	8.000	12/31/26		100	97,938
Japan 0.5%
Mitsubishi UFJ Financial Group, Inc., Sr. Unsec’d. Notes	1.640(ff)	10/13/27		210	202,588
Nomura Holdings, Inc., Sr. Unsec’d. Notes	2.999	01/22/32		200	196,803
					399,391
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	100	110,643
Gtd. Notes	3.638	06/20/22	CHF	50	54,272
					164,915
Luxembourg 0.3%
ARD Finance SA, Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	113,571
Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	100	109,238
					222,809
Malta 0.2%
Freeport Terminal Malta PLC, Gov’t. Gtd. Notes, 144A	7.250	05/15/28		100	127,684

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mexico 1.1%
Comision Federal de Electricidad, Sr. Unsec’d. Notes	5.000%	09/29/36		158	$164,966
Petroleos Mexicanos,
Gtd. Notes	3.625	11/24/25	EUR	200	227,582
Gtd. Notes, EMTN	3.750	04/16/26	EUR	100	112,064
Gtd. Notes, EMTN	4.875	02/21/28	EUR	300	337,542
					842,154
Netherlands 0.8%
Cooperatieve Rabobank UA, Sr. Unsec’d. Notes, GMTN	3.500	12/14/26	AUD	90	63,490
JDE Peet’s NV, Gtd. Notes, 144A	1.375	01/15/27		150	141,855
OCI NV, Sr. Sec’d. Notes	3.625	10/15/25	EUR	225	259,344
United Group BV, Sr. Sec’d. Notes, 144A	5.250	02/01/30	EUR	150	163,535
					628,224
Peru 0.1%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.962(s)	06/02/25		97	91,987
Portugal 0.2%
CP - Comboios de Portugal EPE, Sr. Unsec’d. Notes	5.700	03/05/30	EUR	100	150,975
Russia 0.6%
Gazprom PJSC Via Gaz Capital SA,
Sr. Unsec’d. Notes	2.500	03/21/26	EUR	100	110,825
Sr. Unsec’d. Notes	4.250	04/06/24	GBP	100	133,712
Russian Railways Via RZD Capital PLC,
Sr. Unsec’d. Notes	0.898	10/03/25	CHF	50	50,378
Sr. Unsec’d. Notes	7.487	03/25/31	GBP	100	167,133
					462,048
Spain 1.1%
Banco Santander SA, Sr. Unsec’d. Notes	1.849	03/25/26		200	194,743

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain (cont’d.)
Cellnex Finance Co. SA, Gtd. Notes, EMTN	2.000%	02/15/33	EUR	300	$308,459
Cellnex Telecom SA, Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	100	105,054
Iberdrola International BV, Gtd. Notes, Series NC6	1.450(ff)	11/09/26(oo)	EUR	200	220,502
					828,758
Supranational Bank 0.1%
European Investment Bank, Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	50	55,033
Sweden 0.3%
Svenska Handelsbanken AB, Sr. Unsec’d. Notes, 144A	1.418(ff)	06/11/27		275	265,379
Switzerland 0.8%
Credit Suisse Group AG, Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25		250	251,373
UBS Group AG,
Sr. Unsec’d. Notes, 144A	1.364(ff)	01/30/27		200	191,764
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27		200	190,564
					633,701
United Arab Emirates 0.3%
DP World PLC,
Sr. Unsec’d. Notes	2.375	09/25/26	EUR	100	117,429
Sr. Unsec’d. Notes	4.250	09/25/30	GBP	100	147,399
					264,828
United Kingdom 3.9%
Barclays PLC, Sr. Unsec’d. Notes	3.932(ff)	05/07/25		200	207,677
BAT Capital Corp., Gtd. Notes	2.259	03/25/28		80	75,967
Bellis Acquisition Co. PLC, Sr. Sec’d. Notes, 144A	3.250	02/16/26	GBP	200	248,916
Bellis Finco PLC, Sr. Unsec’d. Notes, 144A	4.000	02/16/27	GBP	100	121,832

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
BP Capital Markets PLC, Gtd. Notes	4.375%(ff)	06/22/25(oo)		150	$154,864
Co-operative Group Holdings 2011 Ltd., Gtd. Notes	7.500	07/08/26	GBP	100	151,937
DS Smith PLC, Sr. Unsec’d. Notes, EMTN	0.875	09/12/26	EUR	100	112,506
eG Global Finance PLC,
Sr. Sec’d. Notes	6.250	10/30/25	EUR	200	225,516
Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	112,758
HSBC Holdings PLC,
Sr. Unsec’d. Notes	2.251(ff)	11/22/27		200	195,797
Sr. Unsec’d. Notes	2.804(ff)	05/24/32		200	193,511

Kane Bidco Ltd., Sr. Sec’d. Notes, 144A	6.500	02/15/27	GBP	150	208,798
Santander UK Group Holdings PLC, Sr. Unsec’d. Notes	1.673(ff)	06/14/27		350	336,312
Sherwood Financing PLC, Sr. Sec’d. Notes, 144A	6.000	11/15/26	GBP	175	230,233
TalkTalk Telecom Group Ltd., Gtd. Notes	3.875	02/20/25	GBP	100	120,979
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	4.250	01/15/30	GBP	300	378,483
					3,076,086
United States 17.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39		50	54,039
Sr. Unsec’d. Notes	4.250	11/21/49		50	55,731

American Axle & Manufacturing, Inc., Gtd. Notes	6.500	04/01/27		50	51,511
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	117,633
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.875	08/20/26		75	79,300
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26		25	26,847
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26		15	16,737
Anthem, Inc., Sr. Unsec’d. Notes	2.875	09/15/29		100	101,151

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes	2.125%	08/15/26	EUR	250	$267,977
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26		25	24,971
Gtd. Notes, 144A	9.000	11/01/27		25	33,194
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29		25	24,683
Sr. Unsec’d. Notes, 144A	4.625	04/01/30		25	24,659
AT&T, Inc.,
Sr. Unsec’d. Notes	3.550	09/15/55		40	37,752
Sr. Unsec’d. Notes	3.650	09/15/59		69	65,277
Sr. Unsec’d. Notes	4.100	01/19/26	AUD	100	75,113

Avantor Funding, Inc., Sr. Sec’d. Notes	2.625	11/01/25	EUR	250	283,036
Bank of America Corp.,
Jr. Sub. Notes	4.375(ff)	01/27/27(oo)		150	148,360
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)		190	186,919
Sr. Unsec’d. Notes	1.734(ff)	07/22/27		270	262,018
Sr. Unsec’d. Notes	2.572(ff)	10/20/32		130	126,033
Sr. Unsec’d. Notes	2.687(ff)	04/22/32		195	190,876
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29		300	288,472
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30		85	86,898

Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500	01/31/27		135	136,529
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		5	4,214
Gtd. Notes, 144A	5.250	01/30/30		25	20,150
Gtd. Notes, 144A	6.250	02/15/29		10	8,475
Beazer Homes USA, Inc.,
Gtd. Notes	6.750	03/15/25		50	51,047
Gtd. Notes	7.250	10/15/29		20	21,416

Bristol-Myers Squibb Co., Sr. Unsec’d. Notes	2.350	11/13/40		10	8,895
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	2.500	08/16/31		10	9,431
Sr. Unsec’d. Notes	4.125	05/15/29		65	70,008
Broadcom, Inc.,
Gtd. Notes, 144A	3.500	02/15/41		30	28,439
Sr. Unsec’d. Notes, 144A	3.137	11/15/35		102	96,849
Sr. Unsec’d. Notes, 144A	3.419	04/15/33		65	64,717

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950%	02/28/34		95	$91,744
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31		75	68,119
Sr. Unsec’d. Notes, 144A	4.625	02/01/29		60	56,804
Sr. Unsec’d. Notes, 144A	5.000	02/01/31		10	9,475
Sr. Unsec’d. Notes, 144A	5.125	03/15/28		50	48,769
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250	02/01/31		50	47,758
Sr. Unsec’d. Notes, 144A	5.000	02/01/28		75	75,931

CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26		100	99,604
Central Garden & Pet Co., Gtd. Notes, 144A	4.125	04/30/31		25	23,899
CF Industries, Inc.,
Gtd. Notes	4.950	06/01/43		40	45,775
Gtd. Notes	5.375	03/15/44		40	48,291
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32		40	36,020
Sr. Sec’d. Notes	3.900	06/01/52		135	123,787
Sr. Sec’d. Notes	4.800	03/01/50		35	35,898
Sr. Sec’d. Notes	6.384	10/23/35		100	122,485

Cigna Corp., Sr. Unsec’d. Notes	2.400	03/15/30		25	24,140
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)		150	146,921
Sr. Unsec’d. Notes	1.462(ff)	06/09/27		300	287,978
Sr. Unsec’d. Notes	2.520(ff)	11/03/32		35	33,724
Sr. Unsec’d. Notes	2.561(ff)	05/01/32		100	96,968
Sr. Unsec’d. Notes	3.106(ff)	04/08/26		300	308,213

CNA Financial Corp., Sr. Unsec’d. Notes	3.900	05/01/29		100	107,959
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	4.625	12/01/30		200	178,053
CVS Health Corp., Sr. Unsec’d. Notes	4.300	03/25/28		3	3,272
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32		50	47,764
Sr. Unsec’d. Notes	5.375	11/15/27		25	25,824

Danaher Corp., Sr. Unsec’d. Notes	2.100	09/30/26	EUR	100	120,241

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Diamond Sports Group LLC/Diamond Sports Finance Co., Gtd. Notes, 144A	6.625%	08/15/27		45	$11,851
Diamondback Energy, Inc., Gtd. Notes	3.125	03/24/31		15	14,943
Discovery Communications LLC,
Gtd. Notes	4.900	03/11/26		100	108,591
Gtd. Notes	5.300	05/15/49		60	70,309

DISH DBS Corp., Gtd. Notes	7.750	07/01/26		100	103,033
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25		75	79,710
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		75	77,590
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)		100	102,052
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)		50	51,122
Sr. Unsec’d. Notes	5.000	05/15/50		45	48,840
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51		15	14,745
Gtd. Notes	3.950	01/31/60		15	14,950

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	115,683
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46		125	137,150
General Motors Co., Sr. Unsec’d. Notes	5.150	04/01/38		50	56,696
General Motors Financial Co., Inc., Sr. Unsec’d. Notes	2.700	06/10/31		75	71,551
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)		130	124,133
Sr. Unsec’d. Notes	1.542(ff)	09/10/27		300	286,707
Sr. Unsec’d. Notes	1.992(ff)	01/27/32		20	18,433
Sr. Unsec’d. Notes	2.615(ff)	04/22/32		195	188,935

HCA, Inc., Sr. Sec’d. Notes	5.250	04/15/25		100	108,773
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29		50	47,689
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	6.750	02/15/28		75	80,239

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500%	04/15/29		25	$27,166
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	2.625	10/15/31		150	142,938
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)		200	199,029
Sr. Unsec’d. Notes	2.069(ff)	06/01/29		250	240,343
Sr. Unsec’d. Notes	2.083(ff)	04/22/26		90	89,701
Sr. Unsec’d. Notes	2.545(ff)	11/08/32		110	106,693
Sr. Unsec’d. Notes	2.580(ff)	04/22/32		125	121,605
Sr. Unsec’d. Notes	3.702(ff)	05/06/30		65	68,798

Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		93	93,930
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		25	24,691
Marathon Petroleum Corp., Sr. Unsec’d. Notes	6.500	03/01/41		50	65,580
Marriott International, Inc., Sr. Unsec’d. Notes, Series HH	2.850	04/15/31		75	72,433
Masonite International Corp., Gtd. Notes, 144A	3.500	02/15/30		50	47,196
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27		25	26,129
Medtronic Global Holdings SCA, Gtd. Notes	0.750	10/15/32	EUR	100	108,030
Morgan Stanley,
Sr. Unsec’d. Notes	0.406(ff)	10/29/27	EUR	200	219,777
Sr. Unsec’d. Notes	1.593(ff)	05/04/27		110	106,211
Sr. Unsec’d. Notes, EMTN	7.500	12/15/27	MXN	1,000	46,070
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		150	141,584
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		75	69,036
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32		55	53,195
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875	04/01/29		50	48,173
Sr. Unsec’d. Notes, 144A	5.250	10/01/29		25	24,313

MPLX LP, Sr. Unsec’d. Notes	4.000	03/15/28		25	26,447
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.375	04/24/30	GBP	250	336,146

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500%	08/15/28		15	$14,700
Gtd. Notes, 144A	6.000	01/15/27		35	36,314

Newell Brands, Inc., Sr. Unsec’d. Notes	4.700	04/01/26		100	104,831
NRG Energy, Inc., Gtd. Notes	5.750	01/15/28		53	54,929
ONEOK, Inc., Gtd. Notes	4.450	09/01/49		120	124,777
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	4.000	10/15/27		50	47,364
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		75	76,863
Phillips 66, Gtd. Notes	3.700	04/06/23		15	15,410
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500	09/15/31		50	47,577
Range Resources Corp., Gtd. Notes	9.250	02/01/26		50	53,469
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28		5	4,897
Sr. Unsec’d. Notes	2.850	12/15/32		5	4,991

Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	5.000	10/15/25		100	102,206
Silgan Holdings, Inc., Gtd. Notes	2.250	06/01/28	EUR	200	218,762
Skyworks Solutions, Inc., Sr. Unsec’d. Notes	3.000	06/01/31		75	72,312
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27		180	201,084
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30		25	23,937
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	125,286
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.875	03/01/27		50	51,469
Swiss Re Finance UK PLC, Gtd. Notes, EMTN	2.714(ff)	06/04/52	EUR	100	115,860

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	7.500%	10/01/25		50	$52,589
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27		25	26,830
Gtd. Notes, 144A	6.625	07/15/27		25	26,058
Sr. Unsec’d. Notes, 144A	5.125	08/01/30		10	10,384

Tenet Healthcare Corp., Gtd. Notes, 144A	6.125	10/01/28		75	75,350
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	4.375	04/15/40		30	32,286
Sr. Sec’d. Notes	4.500	04/15/50		40	43,779

U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)		200	192,496
UGI International LLC, Gtd. Notes, 144A	2.500	12/01/29	EUR	150	162,243
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		23	22,952
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26		60	59,576
Sr. Sec’d. Notes, 144A	4.625	04/15/29		10	9,939

United Rentals North America, Inc., Gtd. Notes	5.250	01/15/30		60	63,027
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25		100	104,135
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29		125	115,781
Ventas Realty LP, Gtd. Notes	2.500	09/01/31		130	124,380
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29		5	4,998
Sr. Sec’d. Notes, 144A	4.125	08/15/31		5	5,037
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.550	03/21/31		45	43,935
Sr. Unsec’d. Notes	2.650	11/20/40		45	40,247
Sr. Unsec’d. Notes	3.400	03/22/41		20	19,805
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40		110	110,266
Gtd. Notes	4.000	06/22/50		15	14,807
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		25	24,960

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)
Vistra Corp., (cont’d.)
Jr. Sub. Notes, 144A	8.000%(ff)	10/15/26(oo)		125	$129,787
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		45	45,651
Gtd. Notes, 144A	5.625	02/15/27		75	76,494

Warner Media LLC, Gtd. Notes	4.050	12/15/23		150	155,222
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000	02/19/25		80	82,282
Welltower, Inc.,
Sr. Unsec’d. Notes	2.050	01/15/29		50	48,048
Sr. Unsec’d. Notes	3.100	01/15/30		70	71,365

Williams Cos., Inc. (The), Sr. Unsec’d. Notes	3.500	10/15/51		30	28,228
WPC Eurobond BV, Gtd. Notes	0.950	06/01/30	EUR	100	105,581
					13,529,268

Total Corporate Bonds (cost $31,233,905)					30,326,673
Residential Mortgage-Backed Securities 3.1%
Bermuda 0.7%
Bellemeade Re Ltd.,
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.708(c)	04/25/28		4	4,325
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	1.800(c)	03/25/31		141	141,473

Home Re Ltd., Series 2021-01, Class M1B, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	1.658(c)	07/25/33		150	149,436
Oaktown Re VII Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	1.650(c)	04/25/34		300	299,500
					594,734
Ireland 0.1%
Retiro Mortgage Securities DAC, Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)	1.453(c)	07/30/75	EUR	74	82,465

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United Kingdom 0.2%
Jupiter Mortgage PLC, Series 1A, Class B, 144A, SONIA + 1.400% (Cap N/A, Floor 0.000%)	1.492%(c)	07/20/60	GBP	100	$135,004
United States 2.1%
BVRT Financing Trust, Series 2021-04, Class F, 144A, SOFR + 2.000%^	2.050(c)	09/12/26		76	76,221
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	3.200(c)	12/25/41		110	109,177
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	4.050(c)	11/25/50		35	36,587
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)	2.650(c)	11/25/50		141	142,508
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)	3.708(c)	07/25/50		6	5,683
Series 2021-DNA01, Class B1, 144A, 30 Day Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	2.700(c)	01/25/51		10	9,900
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	1.850(c)	01/25/51		80	80,168
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	3.550(c)	10/25/33		45	46,351
Series 2021-DNA05, Class B1, 144A, 30 Day Average SOFR + 3.050% (Cap N/A, Floor 0.000%)	3.100(c)	01/25/34		30	30,147
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	1.700(c)	01/25/34		20	20,063
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	3.450(c)	10/25/41		100	99,938
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	3.400(c)	09/25/41		30	29,737
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	2.150(c)	09/25/41		70	69,124

GCAT Asset-Backed Notes, Series 2021-01, Class A1, 144A	2.487	11/25/49		193	191,366
GS Mortgage-Backed Securities Trust, Series 2019-SL01, Class A1, 144A	2.625(cc)	01/25/59		19	19,575
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		73	73,699
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		78	78,383

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United States (cont’d.)

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131%(cc)	07/25/60		208	$202,865
PMT Credit Risk Transfer Trust, Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	3.923(c)	12/25/22		120	120,430
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	2.958(c)	02/25/23		100	100,168
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.758(c)	08/25/25		100	100,153
					1,642,243

Total Residential Mortgage-Backed Securities (cost $2,467,524)					2,454,446
Sovereign Bonds 25.2%
Andorra 0.3%
Andorra International Bond, Sr. Unsec’d. Notes, EMTN	1.250	05/06/31	EUR	200	223,433
Austria 0.2%
Republic of Austria Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	5.375	12/01/34	CAD	160	158,980
Brazil 0.8%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		47	48,340
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		595	605,572
					653,912
Bulgaria 0.2%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	100	135,773
Canada 0.5%
City of Montreal Canada, Unsec’d. Notes	3.000	09/01/27	CAD	200	163,243

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Canada (cont’d.)
Municipal Finance Authority of British Columbia, Unsec’d. Notes	2.500%	04/19/26	CAD	200	$160,233
Province of Saskatchewan, Unsec’d. Notes	3.300	06/02/48	CAD	100	82,833
					406,309
Chile 0.2%
Chile Government International Bond, Sr. Unsec’d. Notes	1.440	02/01/29	EUR	115	133,062
China 1.0%
China Government Bond,
Sr. Unsec’d. Notes	3.600	06/27/28	CNH	2,000	330,360
Sr. Unsec’d. Notes	4.000	11/30/35	CNH	500	87,784
Sr. Unsec’d. Notes	4.400	12/12/46	CNH	500	92,551

China Government International Bond, Sr. Unsec’d. Notes	0.250	11/25/30	EUR	100	107,729
Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	1,000	162,759
					781,183
Colombia 1.0%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		200	174,406
Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	500	602,450
					776,856
Croatia 0.4%
Croatia Government International Bond,
Sr. Unsec’d. Notes	1.125	06/19/29	EUR	200	223,846
Sr. Unsec’d. Notes	1.125	03/04/33	EUR	100	107,456
					331,302
Cyprus 1.0%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.625	01/21/30	EUR	100	109,822
Sr. Unsec’d. Notes, EMTN	1.250	01/21/40	EUR	20	21,995
Sr. Unsec’d. Notes, EMTN	2.375	09/25/28	EUR	100	124,587
Sr. Unsec’d. Notes, EMTN	2.750	06/27/24	EUR	100	120,386

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Cyprus (cont’d.)
Cyprus Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.750%	02/26/34	EUR	200	$262,277
Sr. Unsec’d. Notes, EMTN	2.750	05/03/49	EUR	30	42,117
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	50	64,867
					746,051
Dominican Republic 0.1%
Dominican Republic International Bond, Sr. Unsec’d. Notes	5.950	01/25/27		100	109,828
France 0.1%
Caisse Francaise de Financement Local, Covered Bonds, EMTN	4.680	03/09/29	CAD	100	90,023
Germany 0.1%
Bundesrepublik Deutschland Bundesanleihe, Bonds	0.000	08/15/31	EUR	100	112,645
Greece 2.1%
Hellenic Republic Government Bond,
Bonds, 144A	0.750	06/18/31	EUR	300	308,580
Sr. Unsec’d. Notes, 144A	1.875	02/04/35	EUR	1,019	1,140,618
Sr. Unsec’d. Notes, 144A	1.875	01/24/52	EUR	135	134,048

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	50	73,054
					1,656,300
Hungary 0.5%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	10/10/27	EUR	100	120,650
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	100	114,444
Sr. Unsec’d. Notes, 144A	2.125	09/22/31		200	189,508
					424,602
Indonesia 1.5%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	100	110,800
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	100	105,288
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	114,961

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	1.750%	04/24/25	EUR	200	$232,554
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	122,456
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	256,023
Sr. Unsec’d. Notes, EMTN	4.125	01/15/25		200	213,178
					1,155,260
Israel 0.6%
Israel Government International Bond,
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	119,157
Sr. Unsec’d. Notes, EMTN	1.500	01/16/29	EUR	270	325,571
					444,728
Italy 3.1%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	105	128,673
Sr. Unsec’d. Notes, 144A	1.450	03/01/36	EUR	120	133,015
Sr. Unsec’d. Notes, 144A	1.700	09/01/51	EUR	150	154,692
Sr. Unsec’d. Notes, 144A	1.800	03/01/41	EUR	415	462,619
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	220	300,399

Region of Lazio, Sr. Unsec’d. Notes	3.088	03/31/43	EUR	89	111,578
Repubic of Italy Government International Bond Coupon Strips, Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	85	84,900
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	200,053
Sr. Unsec’d. Notes, EMTN	5.200	07/31/34	EUR	100	156,161
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	89,268
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	100	164,272
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	350	440,378
					2,426,008
Japan 0.5%
Japan Government Thirty Year Bond,
Bonds, Series 70	0.700	03/20/51	JPY	15,000	128,020
Bonds, Series 72	0.700	09/20/51	JPY	15,000	127,783

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan (cont’d.)

Japan Government Twenty Year Bond, Bonds, Series 176	0.500%	03/20/41	JPY	15,000	$129,205
					385,008
Kazakhstan 0.5%
Kazakhstan Government International Bond,
Sr. Unsec’d. Notes, EMTN	0.600	09/30/26	EUR	200	216,975
Sr. Unsec’d. Notes, EMTN	2.375	11/09/28	EUR	115	136,649
					353,624
Mexico 0.4%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	200	219,602
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	100	113,898
					333,500
New Zealand 0.1%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	67,358
Panama 0.5%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30		200	201,247
Sr. Unsec’d. Notes	3.875	03/17/28		200	210,208
					411,455
Peru 0.8%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	1.250	03/11/33	EUR	105	110,856
Sr. Unsec’d. Notes	2.392	01/23/26		85	85,083
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	300	367,796
Sr. Unsec’d. Notes	6.900	08/12/37	PEN	100	26,202
					589,937
Philippines 0.7%
Philippine Government International Bond, Sr. Unsec’d. Notes	0.700	02/03/29	EUR	500	546,425

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Portugal 1.5%
Portugal Government International Bond, Sr. Unsec’d. Notes	4.090%	06/03/22	CNH	600	$94,584
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	0.300	10/17/31	EUR	200	217,166
Sr. Unsec’d. Notes, 144A	2.250	04/18/34	EUR	50	65,427
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	195	316,198
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	145	256,594
Unsec’d. Notes, 144A	1.000	04/12/52	EUR	260	256,876
					1,206,845
Qatar 0.3%
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	209,244
Romania 0.5%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.125	03/07/28	EUR	180	202,104
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	55,460
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	113,816
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	50	51,317
					422,697
Russia 0.8%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.125	11/20/27	EUR	100	105,023
Sr. Unsec’d. Notes	1.850	11/20/32	EUR	200	205,271
Sr. Unsec’d. Notes	2.650	05/27/36	EUR	100	104,241
Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	231,431
					645,966
Saudi Arabia 0.5%
Saudi Government International Bond,
Sr. Unsec’d. Notes	2.000	07/09/39	EUR	200	231,155
Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	144,472
					375,627
Serbia 0.7%
Serbia International Bond,
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	100	101,052

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Serbia (cont’d.)
Serbia International Bond, (cont’d.)
Sr. Unsec’d. Notes	3.125%	05/15/27	EUR	250	$299,810
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		200	180,073
					580,935
Spain 1.7%
Autonomous Community of Catalonia, Sr. Unsec’d. Notes	4.220	04/26/35	EUR	100	144,068
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	107,871
Spain Government Bond,
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	35	39,265
Sr. Unsec’d. Notes, 144A	0.500	10/31/31	EUR	250	274,429
Sr. Unsec’d. Notes, 144A	1.000	10/31/50	EUR	190	187,851
Sr. Unsec’d. Notes, 144A	1.850	07/30/35	EUR	285	354,083
Sr. Unsec’d. Notes, 144A	3.450	07/30/66	EUR	60	98,813

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	100	162,516
					1,368,896
Ukraine 0.6%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/30	EUR	230	198,569
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	200	192,674
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	86,334
					477,577
United Arab Emirates 0.3%
UAE International Government Bond, Sr. Unsec’d. Notes, 144A, MTN	2.000	10/19/31		205	198,208
United Kingdom 0.9%
Isle of Man Government International Bond,
Unsec’d. Notes	5.375	08/14/34	GBP	100	184,100
Unsec’d. Notes	5.625	03/29/30	GBP	100	172,750

United Kingdom Gilt, Bonds	4.250	12/07/46	GBP	155	326,767
					683,617

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Uruguay 0.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.375%	10/27/27		39	$43,312
Sr. Unsec’d. Notes	4.375	01/23/31		62	70,108
					113,420

Total Sovereign Bonds (cost $20,530,723)					19,736,594
U.S. Government Agency Obligation 0.2%
Tennessee Valley Authority Sr. Unsec’d. Notes (cost $192,418)	5.625	06/07/32	GBP	100	180,980
U.S. Treasury Obligations 6.2%
U.S. Treasury Bonds	2.750	08/15/47(k)		675	753,152
U.S. Treasury Notes	0.625	08/15/30(k)		300	273,047
U.S. Treasury Notes	1.000	07/31/28		2,400	2,291,063
U.S. Treasury Notes	1.125	02/15/31(k)		1,600	1,514,750

Total U.S. Treasury Obligations (cost $4,884,797)					4,832,012

Total Long-Term Investments (cost $77,325,318)					75,472,006

	Shares
Short-Term Investments 5.3%
Unaffiliated Fund 5.3%
Dreyfus Government Cash Management (Institutional Shares) (cost $4,155,017)		4,155,017	4,155,017
Options Purchased*~ 0.0%
(cost $10,079)				11,701

Total Short-Term Investments (cost $4,165,096)				4,166,718

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Description	Value

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.4% (cost $81,490,414)	$79,638,724
Options Written*~ (0.0)%
(premiums received $12,000)	(15,464)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.4% (cost $81,478,414)	79,623,260
Liabilities in excess of other assets(z) (1.4)%	(1,099,419)

Net Assets 100.0%	$78,523,841

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RUB—Russian Ruble
SAR—Saudi Arabian Riyal
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BROIS—Brazil Overnight Index Swap
BTP—Buoni del Tesoro Poliennali
BUBOR—Budapest Interbank Offered Rate
CDOR—Canadian Dollar Offered Rate

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EURIBOR—Euro Interbank Offered Rate
EuroSTR—Euro Short-Term Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HICP—Harmonised Index of Consumer Prices
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
M—Monthly payment frequency for swaps
MosPRIME—Moscow Prime Offered Rate
MTN—Medium Term Note
NIBOR—Norwegian Interbank Offered Rate
NSA—Non-Seasonally Adjusted
OAT—Obligations Assimilables du Tresor
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SAIBOR—Saudi Arabian Interbank Offered Rate
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
STIBOR—Stockholm Interbank Offered Rate
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
THBFIX—Thai Baht Interest Rate Fixing
TONAR—Tokyo Overnight Average Rate
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $76,221 and 0.1% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swaptions, 05/21/25	Call	Deutsche Bank AG	05/17/23	2.05%	2.05%(A)	3 Month SAIBOR(Q)	SAR	3,000	$1,236
2- Year Interest Rate Swaptions, 05/21/25	Put	Deutsche Bank AG	05/17/23	2.05%	3 Month SAIBOR(Q)	2.05%(A)	SAR	3,000	10,465
Total Options Purchased (cost $10,079)									$11,701
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swaptions, 05/19/25	Call	Deutsche Bank AG	05/17/23	1.13%	3 Month LIBOR(Q)	1.13%(S)	800	$(1,775)
2- Year Interest Rate Swaptions, 05/19/25	Put	Deutsche Bank AG	05/17/23	1.13%	1.13%(S)	3 Month LIBOR(Q)	800	(13,689)
Total Options Written (premiums received $12,000)								$(15,464)
Futures contracts outstanding at January 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8	10 Year Canadian Government Bonds	Mar. 2022	$875,428	$(8,098)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Futures contracts outstanding at January 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
6	10 Year U.K. Gilt	Mar. 2022	$984,144	$(32,128)
40	20 Year U.S. Treasury Bonds	Mar. 2022	6,225,000	(113,806)
24	30 Year U.S. Ultra Treasury Bonds	Mar. 2022	4,534,500	(100,159)
4	EURO - BTP Italian Government Bond	Mar. 2022	655,556	(3,104)
6	Euro-OAT	Mar. 2022	1,085,320	(28,664)
				(285,959)
Short Positions:
3	3 Month SOFR	Jun. 2022	746,813	3,332
93	2 Year U.S. Treasury Notes	Mar. 2022	20,149,031	146,875
26	5 Year Euro-Bobl	Mar. 2022	3,862,691	62,195
19	5 Year U.S. Treasury Notes	Mar. 2022	2,264,859	25,105
13	10 Year Euro-Bund	Mar. 2022	2,469,826	76,900
19	10 Year U.S. Ultra Treasury Notes	Mar. 2022	2,713,734	91,186
113	Euro Currency	Mar. 2022	15,895,569	95,756
62	Euro Schatz Index	Mar. 2022	7,792,530	23,819
				525,168
				$239,209
Forward foreign currency exchange contracts outstanding at January 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 02/02/22	Standard Chartered Bank	GBP	3,538	$4,762,689	$4,758,309	$—	$(4,380)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	GBP	95	127,338	127,645	307	—
Canadian Dollar,
Expiring 04/19/22	BNP Paribas S.A.	CAD	67	53,033	53,060	27	—
Chilean Peso,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	CLP	55,081	64,547	68,375	3,828	—
Chinese Renminbi,
Expiring 02/18/22	Goldman Sachs International	CNH	51	8,024	8,053	29	—
Colombian Peso,
Expiring 03/16/22	BNP Paribas S.A.	COP	185,139	46,331	46,643	312	—
Expiring 03/16/22	BNP Paribas S.A.	COP	146,522	36,807	36,914	107	—
Euro,
Expiring 02/02/22	The Toronto-Dominion Bank	EUR	137	154,479	153,932	—	(547)
Expiring 03/02/22	Citibank, N.A.	EUR	182	205,725	204,975	—	(750)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/19/22	Goldman Sachs International	EUR	106	$121,377	$119,372	$—	$(2,005)
Expiring 04/19/22	Morgan Stanley & Co. International PLC	EUR	71	79,248	79,426	178	—
Hungarian Forint,
Expiring 04/19/22	BNP Paribas S.A.	HUF	15,493	48,434	48,578	144	—
Expiring 04/19/22	BNP Paribas S.A.	HUF	14,766	46,714	46,298	—	(416)
Japanese Yen,
Expiring 02/02/22	Morgan Stanley & Co. International PLC	JPY	70,875	622,266	615,890	—	(6,376)
Expiring 04/19/22	Citibank, N.A.	JPY	8,400	72,968	73,063	95	—
Polish Zloty,
Expiring 04/19/22	HSBC Bank PLC	PLN	410	103,340	99,971	—	(3,369)
South African Rand,
Expiring 03/16/22	Citibank, N.A.	ZAR	905	58,147	58,501	354	—
South Korean Won,
Expiring 03/16/22	Barclays Bank PLC	KRW	50,588	41,919	41,911	—	(8)
Swedish Krona,
Expiring 04/19/22	Citibank, N.A.	SEK	369	39,612	39,653	41	—
				$6,692,998	$6,680,569	5,422	(17,851)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	AUD	297	$214,155	$209,874	$4,281	$—
British Pound,
Expiring 02/02/22	Barclays Bank PLC	GBP	9	12,054	11,866	188	—
Expiring 02/02/22	Citibank, N.A.	GBP	3,529	4,783,031	4,746,444	36,587	—
Expiring 03/02/22	JPMorgan Chase Bank, N.A.	GBP	242	325,464	325,385	79	—
Expiring 03/02/22	JPMorgan Chase Bank, N.A.	GBP	78	105,083	105,531	—	(448)
Expiring 03/02/22	Standard Chartered Bank	GBP	3,538	4,761,871	4,757,499	4,372	—
Canadian Dollar,
Expiring 04/19/22	HSBC Bank PLC	CAD	1,098	874,120	863,413	10,707	—
Chinese Renminbi,
Expiring 02/18/22	Barclays Bank PLC	CNH	266	41,653	41,684	—	(31)
Expiring 02/18/22	Citibank, N.A.	CNH	267	41,920	41,898	22	—

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/18/22	Deutsche Bank AG	CNH	12,046	$1,876,185	$1,888,111	$—	$(11,926)
Expiring 02/18/22	Morgan Stanley & Co. International PLC	CNH	1,831	285,691	286,998	—	(1,307)
Euro,
Expiring 02/02/22	HSBC Bank PLC	EUR	137	155,141	153,932	1,209	—
Expiring 03/02/22	The Toronto-Dominion Bank	EUR	137	154,567	154,012	555	—
Expiring 04/19/22	BNP Paribas S.A.	EUR	2,395	2,727,386	2,696,078	31,308	—
Expiring 04/19/22	Standard Chartered Bank	EUR	2,746	3,156,390	3,091,458	64,932	—
Expiring 04/19/22	UBS AG	EUR	1,613	1,850,584	1,815,618	34,966	—
Indonesian Rupiah,
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	IDR	1,526,380	105,029	106,147	—	(1,118)
Israeli Shekel,
Expiring 03/16/22	Citibank, N.A.	ILS	94	29,915	29,820	95	—
Japanese Yen,
Expiring 02/02/22	Citibank, N.A.	JPY	70,875	611,875	615,889	—	(4,014)
Expiring 03/02/22	Morgan Stanley & Co. International PLC	JPY	70,875	622,401	616,010	6,391	—
Mexican Peso,
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	737	33,970	35,462	—	(1,492)
Expiring 03/16/22	Morgan Stanley & Co. International PLC	MXN	737	34,004	35,461	—	(1,457)
New Zealand Dollar,
Expiring 04/19/22	JPMorgan Chase Bank, N.A.	NZD	55	37,300	36,221	1,079	—
South African Rand,
Expiring 03/16/22	Barclays Bank PLC	ZAR	678	42,367	43,852	—	(1,485)
Expiring 03/16/22	JPMorgan Chase Bank, N.A.	ZAR	1,231	76,531	79,574	—	(3,043)
Expiring 03/16/22	The Toronto-Dominion Bank	ZAR	468	29,025	30,272	—	(1,247)
Swedish Krona,
Expiring 04/19/22	Morgan Stanley & Co. International PLC	SEK	1,552	171,920	166,567	5,353	—
Swiss Franc,
Expiring 04/19/22	Barclays Bank PLC	CHF	241	262,251	260,953	1,298	—
				$23,421,883	$23,246,029	203,422	(27,568)
						$208,844	$(45,419)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/26	0.250%(Q)	125	$(359)	$(241)	$(118)	Barclays Bank PLC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T, Inc.	03/20/22	1.000%(Q)		100	0.288%	$215	$86	$129	Credit Suisse International
DP World PLC	12/20/24	1.000%(Q)		100	0.665%	1,074	271	803	Barclays Bank PLC
Electricite de France S.A.	12/20/22	1.000%(Q)	EUR	100	0.240%	902	819	83	Goldman Sachs International
EQT Corp.	06/20/22	5.000%(Q)		40	1.441%	789	553	236	Credit Suisse International
General Electric Co.	06/20/22	1.000%(Q)		130	0.204%	557	351	206	Morgan Stanley & Co. International PLC
Generalitat de Catalunya	12/20/25	1.000%(Q)		100	*	1,098	(742)	1,840	Deutsche Bank AG
Halliburton Co.	12/20/26	1.000%(Q)		50	0.772%	594	468	126	Goldman Sachs International
Hellenic Republic	12/20/31	1.000%(Q)		140	1.686%	(7,862)	(4,224)	(3,638)	Barclays Bank PLC
Hess Corp.	06/20/22	1.000%(Q)		440	0.336%	1,659	1,108	551	Goldman Sachs International
Kingdom of Spain	06/20/25	1.000%(Q)		1,000	0.235%	26,804	(6,242)	33,046	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)		170	0.235%	4,557	(1,107)	5,664	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)		15	0.235%	402	133	269	Barclays Bank PLC
Kingdom of Spain	12/20/25	1.000%(Q)		50	0.265%	1,464	761	703	JPMorgan Chase Bank, N.A.
Kingdom of Spain	06/20/30	1.000%(Q)		100	0.543%	3,676	(314)	3,990	Credit Suisse International
Republic of France	12/20/26	0.250%(Q)		125	0.196%	359	937	(578)	Barclays Bank PLC
Republic of Indonesia	06/20/23	1.000%(Q)		475	0.330%	4,988	(844)	5,832	Citibank, N.A.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	12/20/28	1.000%(Q)	200	1.111%	$(1,176)	$(755)	$(421)	Barclays Bank PLC
Republic of Italy	12/20/28	1.000%(Q)	110	1.111%	(647)	(449)	(198)	Citibank, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	85	0.425%	781	—	781	Citibank, N.A.
Republic of Panama	12/20/26	1.000%(Q)	45	0.929%	204	127	77	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	50	0.136%	877	(10)	887	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)	300	1.053%	62	(6,081)	6,143	Bank of America, N.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	9.042%	(6,205)	2,695	(8,900)	Deutsche Bank AG
Republic of Ukraine	12/20/24	5.000%(Q)	100	8.680%	(8,330)	4,575	(12,905)	HSBC Bank PLC
Republic of Ukraine	06/20/25	5.000%(Q)	90	8.432%	(8,002)	(681)	(7,321)	Barclays Bank PLC
Russian Federation	12/20/22	1.000%(Q)	50	1.928%	(351)	(23)	(328)	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	150	2.015%	(1,905)	(797)	(1,108)	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	100	2.015%	(1,270)	(445)	(825)	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	50	2.015%	(636)	(262)	(374)	BNP Paribas S.A.
Teck Resources Ltd.	06/20/26	5.000%(Q)	150	1.209%	24,685	24,694	(9)	Barclays Bank PLC
Verizon Communications, Inc.	06/20/26	1.000%(Q)	170	0.635%	2,836	3,127	(291)	Goldman Sachs International
					$42,199	$17,729	$24,470

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.BB.36.V1	06/20/26	5.000%(Q)	100	2.106%	$12,305	$13,494	$(1,189)	Citibank, N.A.
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2022:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	1,400,000	8.22%(S)	97	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$7,075	$—	$7,075

Inflation swap agreements outstanding at January 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$2,393	$2,393
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(7,644)	(7,644)
	100	01/13/31	2.230%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(9,864)	(9,864)
	105	04/07/31	2.469%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(7,456)	(7,456)
	60	04/09/31	2.448%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(4,390)	(4,390)
	135	04/13/31	2.445%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(9,892)	(9,892)
	75	04/13/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,455)	(5,455)
	80	04/14/31	2.450%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(5,808)	(5,808)
	170	04/15/31	2.465%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(12,058)	(12,058)
					$—	$(60,174)	$(60,174)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	400	12/18/27	2.696%(S)	6 Month BBSW(2)(S)	$—	$11,942	$11,942
AUD	100	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(1)	3,941	3,942
AUD	230	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	17,473	7,687	(9,786)
AUD	1,100	02/19/31	1.398%(S)	6 Month BBSW(2)(S)	(3,344)	(44,777)	(41,433)
AUD	242	12/08/31	1.993%(S)	6 Month BBSW(2)(S)	—	(2,499)	(2,499)
AUD	300	12/14/31	1.896%(S)	6 Month BBSW(2)(S)	—	(5,064)	(5,064)
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	(3,862)	(3,862)
BRL	1,638	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	(19,914)	(19,914)
BRL	306	01/02/25	8.690%(T)	1 Day BROIS(2)(T)	—	3,616	3,616
BRL	569	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	22,163	22,163
BRL	609	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	31,262	31,262
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	6,323	6,323
BRL	1,220	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	(36,046)	(36,046)
BRL	661	01/04/27	6.820%(T)	1 Day BROIS(2)(T)	—	(19,560)	(19,560)
BRL	1,909	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	(68,976)	(68,976)
CAD	255	05/08/22	1.367%(S)	3 Month CDOR(2)(S)	(651)	749	1,400
CAD	1,230	04/03/25	0.970%(S)	3 Month CDOR(2)(S)	(3,679)	(29,759)	(26,080)
CAD	80	12/03/28	2.600%(S)	3 Month CDOR(2)(S)	560	2,025	1,465
CAD	50	01/09/38	2.720%(S)	3 Month CDOR(2)(S)	(1)	1,522	1,523
CAD	120	12/03/40	2.800%(S)	3 Month CDOR(2)(S)	17,180	4,786	(12,394)
CAD	50	05/30/47	2.240%(S)	3 Month CDOR(2)(S)	(1,474)	(1,964)	(490)
CHF	70	04/03/22	0.000%(S)	6 Month CHF LIBOR(2)(S)	(50)	276	326
CHF	70	04/03/22	0.000%(A)	1 Day SARON(1)(S)	95	(265)	(360)
CHF	40	04/03/22	0.000%(A)	1 Day SARON(1)(S)	54	(152)	(206)
CHF	40	04/03/22	0.000%(A)	6 Month CHF LIBOR(2)(S)	(29)	157	186
CHF	70	04/03/28	0.410%(A)	1 Day SARON(2)(S)	(287)	1,542	1,829

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	130	01/31/29	0.260%(A)	1 Day SARON(2)(S)	$(610)	$334	$944
CHF	40	04/03/33	0.687%(A)	1 Day SARON(2)(S)	(246)	1,642	1,888
CLP	30,200	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	(5,645)	(5,645)
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	(17,113)	(17,113)
CLP	100,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	(20,801)	(20,801)
CLP	150,000	04/09/31	3.390%(S)	1 Day CLOIS(2)(S)	—	(29,418)	(29,418)
CNH	700	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	1,952	1,954
CNH	700	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	2,065	2,066
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	4,008	4,008
CNH	1,440	06/03/24	2.975%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	4,785	4,785
CNH	2,220	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	6,742	6,745
CNH	1,500	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	4,658	4,659
CNH	1,500	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	4,642	4,643
CNH	1,680	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(5)	7,500	7,505
CNH	1,200	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	2,691	2,691
CNH	2,800	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	3,767	3,771
CNH	5,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	6,167	6,169
CNH	3,200	07/13/25	2.653%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(4)	8,048	8,052
CNH	5,910	11/02/25	2.588%(Q)	7 Day China Fixing Repo Rates(2)(Q)	13	13,934	13,921
CNH	5,280	04/12/26	2.810%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(16)	19,758	19,774
COP	498,340	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	10,777	(5,594)	(16,371)
COP	3,100,000	04/09/31	5.245%(Q)	1 Day COOIS(2)(Q)	—	(101,388)	(101,388)
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(50,937)	(50,937)
EUR	5,485	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)	—	(29,308)	(29,308)
EUR	3,245	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)	—	(32,297)	(32,297)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	200	05/11/25	0.100%(A)	1 Day EuroSTR(1)(A)	$692	$(2,261)	$(2,953)
EUR	350	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	(12,439)	(12,439)
EUR	342	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)	(157)	(12,356)	(12,199)
EUR	100	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)	683	(6,546)	(7,229)
EUR	235	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	4,837	24,170	19,333
EUR	430	05/11/33	1.000%(A)	6 Month EURIBOR(2)(S)	(8,567)	30,756	39,323
EUR	140	11/12/36	0.610%(A)	6 Month EURIBOR(2)(S)	—	(1,701)	(1,701)
EUR	285	11/12/41	0.454%(A)	6 Month EURIBOR(1)(S)	—	3,343	3,343
EUR	150	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)	—	3,524	3,524
EUR	150	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)	—	(3,472)	(3,472)
EUR	364	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)	—	6,094	6,094
EUR	364	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)	—	(6,027)	(6,027)
EUR	400	01/14/42	0.435%(A)	1 Day EuroSTR(2)(A)	—	(2,684)	(2,684)
EUR	120	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	5,747	33,170	27,423
EUR	144	11/12/51	(0.012)%(A)	6 Month EURIBOR(2)(S)	—	(1,347)	(1,347)
EUR	132	11/10/61	0.015%(A)	6 Month EURIBOR(1)(S)	—	923	923
EUR	131	11/10/71	(0.049)%(A)	6 Month EURIBOR(2)(S)	—	(875)	(875)
GBP	150	05/08/31	1.150%(A)	1 Day SONIA(2)(A)	7,351	144	(7,207)
GBP	305	04/07/41	0.952%(A)	1 Day SONIA(2)(A)	(10)	(10,720)	(10,710)
GBP	225	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	49,871	11,715	(38,156)
GBP	35	09/03/50	0.328%(A)	1 Day SONIA(2)(A)	—	(8,514)	(8,514)
HUF	43,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	6,609	(13,378)	(19,987)
HUF	90,865	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	(14,020)	(14,020)
HUF	23,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	(14,475)	(14,475)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	150,500	02/13/30	1.595%(A)	6 Month BUBOR(2)(S)	$(26,002)	$(100,831)	$(74,829)
ILS	670	04/16/28	0.928%(A)	3 Month TELBOR(2)(Q)	(9)	(3,062)	(3,053)
JPY	20,000	02/06/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(3)	57	60
JPY	20,000	02/06/22	0.000%(A)	1 Day TONAR(1)(A)	18	(22)	(40)
JPY	10,000	04/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(4)	18	22
JPY	10,000	04/04/22	0.000%(A)	1 Day TONAR(1)(A)	21	(10)	(31)
JPY	305,000	04/08/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(105)	576	681
JPY	305,000	04/08/22	0.000%(T)	1 Day TONAR(1)(T)	158	(59)	(217)
JPY	163,000	05/12/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(34)	387	421
JPY	163,000	05/12/22	0.000%(A)	1 Day TONAR(1)(A)	244	(141)	(385)
JPY	11,780	06/03/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	—	27	27
JPY	21,500	06/03/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(1)	49	50
JPY	11,780	06/03/22	0.000%(A)	1 Day TONAR(1)(A)	16	(7)	(23)
JPY	21,500	06/03/22	0.000%(A)	1 Day TONAR(1)(A)	29	1	(28)
JPY	112,000	06/18/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(197)	276	473
JPY	203,200	06/18/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(421)	524	945
JPY	112,000	06/18/22	0.000%(A)	1 Day TONAR(1)(A)	146	(37)	(183)
JPY	203,200	06/18/22	0.000%(A)	1 Day TONAR(1)(A)	265	(68)	(333)
JPY	5,000	07/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(9)	8	17
JPY	57,555	07/04/22	0.000%(S)	6 Month JPY LIBOR(2)(S)	(103)	87	190
JPY	5,000	07/04/22	0.000%(A)	1 Day TONAR(1)(A)	7	2	(5)
JPY	57,555	07/04/22	0.000%(A)	1 Day TONAR(1)(A)	76	16	(60)
JPY	126,000	04/08/23	(0.029)%(S)	1 Day TONAR(2)(S)	84	(1,118)	(1,202)
JPY	179,000	04/08/26	0.018%(S)	1 Day TONAR(2)(S)	14	(5,023)	(5,037)
JPY	59,000	12/18/27	0.290%(S)	1 Day TONAR(2)(S)	(627)	4,981	5,608
JPY	163,000	11/12/28	0.011%(S)	1 Day TONAR(2)(S)	7	(13,262)	(13,269)
JPY	60,000	07/08/32	0.050%(A)	1 Day TONAR(2)(A)	(2,719)	(6,912)	(4,193)
JPY	53,000	12/18/32	0.516%(S)	1 Day TONAR(2)(S)	(1,061)	13,416	14,477
JPY	111,500	12/18/37	0.715%(S)	1 Day TONAR(2)(S)	(3,154)	50,586	53,740
JPY	57,555	01/04/38	0.757%(S)	1 Day TONAR(2)(S)	(1,573)	29,203	30,776
JPY	11,780	12/03/38	0.600%(S)	1 Day TONAR(2)(S)	(7)	3,290	3,297
JPY	10,000	10/04/39	0.203%(S)	1 Day TONAR(2)(S)	(27)	(3,410)	(3,383)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	21,500	12/03/39	0.650%(S)	1 Day TONAR(2)(S)	$(13)	$7,163	$7,176
JPY	20,000	02/06/40	0.223%(S)	1 Day TONAR(2)(S)	(114)	(6,529)	(6,415)
JPY	5,000	07/04/43	0.763%(S)	1 Day TONAR(2)(S)	(138)	2,260	2,398
JPY	91,700	12/18/47	0.918%(S)	1 Day TONAR(2)(S)	(3,370)	64,647	68,017
KRW	209,000	09/10/28	2.043%(Q)	3 Month KWCDC(2)(Q)	7,516	(1,916)	(9,432)
KRW	118,000	02/13/29	1.780%(Q)	3 Month KWCDC(2)(Q)	—	(2,839)	(2,839)
KRW	33,500	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	(933)	(933)
KRW	470,000	04/27/30	1.065%(Q)	3 Month KWCDC(2)(Q)	(10,992)	(35,219)	(24,227)
MXN	3,630	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)	(8)	(9,052)	(9,044)
MXN	1,150	12/23/27	7.845%(M)	28 Day Mexican Interbank Rate(2)(M)	—	1,041	1,041
MXN	8,515	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	24,228	18,384	(5,844)
NOK	1,680	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	4,011	2,757	(1,254)
NOK	5,500	11/05/29	1.863%(A)	6 Month NIBOR(2)(S)	5,109	(11,830)	(16,939)
NZD	210	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	—	1,710	1,710
NZD	100	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	(4,662)	(4,662)
NZD	100	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	(6,474)	(6,474)
NZD	540	03/01/31	2.098%(S)	3 Month BBR(2)(Q)	7,191	(18,197)	(25,388)
PLN	1,030	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	(4,964)	(4,964)
PLN	2,100	09/09/23	1.900%(A)	6 Month WIBOR(2)(S)	(8,634)	(15,599)	(6,965)
PLN	850	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	(5,697)	(5,697)
PLN	1,120	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	(13,704)	(13,704)
PLN	1,665	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	35,804	(20,817)	(56,621)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	760	08/30/31	1.765%(A)	6 Month WIBOR(2)(S)	$—	$(31,666)	$(31,666)
SEK	2,000	04/25/23	0.750%(A)	3 Month STIBOR(2)(Q)	1,442	2,798	1,356
SEK	2,325	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	(245)	2,721	2,966
SEK	410	07/12/29	0.585%(A)	3 Month STIBOR(2)(Q)	—	(1,364)	(1,364)
SEK	4,555	11/05/29	0.457%(A)	3 Month STIBOR(2)(Q)	(6,230)	(22,039)	(15,809)
SGD	165	07/29/31	1.120%(S)	1 Day SORA(2)(S)	1,096	(8,076)	(9,172)
THB	3,000	07/03/30	1.028%(S)	6 Month THBFIX(2)(S)	—	(4,654)	(4,654)
	990	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(2,505)	(2,505)
	2,000	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	—	(44,983)	(44,983)
	2,180	11/09/22	0.061%(A)	1 Day SOFR(1)(A)	—	9,242	9,242
	1,450	10/30/23	0.072%(A)	1 Day USOIS(1)(A)	—	26,003	26,003
	1,770	11/02/23	0.070%(A)	1 Day USOIS(1)(A)	—	32,056	32,056
	1,795	11/06/23	0.063%(A)	1 Day USOIS(1)(A)	—	33,047	33,047
	1,595	11/09/23	0.064%(A)	1 Day USOIS(1)(A)	—	29,536	29,536
	473	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(5,293)	(5,293)
	493	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	—	8,679	8,679
ZAR	8,270	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	3	(22,791)	(22,794)
ZAR	3,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	2,639	19,309	16,670
ZAR	3,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(36)	12,390	12,426
ZAR	2,460	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(8)	8,491	8,499
ZAR	5,000	11/01/29	7.820%(Q)	3 Month JIBAR(2)(Q)	(29)	12,708	12,737
ZAR	10,915	09/15/30	6.940%(Q)	3 Month JIBAR(2)(Q)	(14,380)	(22,545)	(8,165)
ZAR	3,350	10/07/31	7.670%(Q)	3 Month JIBAR(2)(Q)	(23)	712	735
					$112,645	$(390,783)	$(503,428)

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2022 (continued)
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	95,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	$(7,793)	$—	$(7,793)	JPMorgan Chase Bank, N.A.
CLP	100,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	(8,447)	—	(8,447)	Citibank, N.A.
CNH	3,000	10/14/31	2.675%(Q)	7 Day China Fixing Repo Rates(2)(Q)	10,312	—	10,312	Standard Chartered Bank
COP	503,000	08/03/28	6.160%(Q)	1 Day COOIS(2)(Q)	(4,886)	—	(4,886)	JPMorgan Chase Bank, N.A.
COP	453,700	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	(12,722)	—	(12,722)	Morgan Stanley & Co. International PLC
ILS	410	07/13/27	0.395%(A)	3 Month TELBOR(2)(Q)	(5,430)	—	(5,430)	Goldman Sachs International
ILS	550	04/26/28	1.915%(A)	3 Month TELBOR(2)(Q)	9,006	—	9,006	BNP Paribas S.A.
ILS	510	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	9,123	—	9,123	JPMorgan Chase Bank, N.A.
ILS	270	07/12/29	1.411%(A)	3 Month TELBOR(2)(Q)	887	—	887	Citibank, N.A.
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	(7,048)	(4)	(7,044)	Goldman Sachs International
MYR	450	04/09/26	2.625%(Q)	3 Month KLIBOR(2)(Q)	(1,806)	(8)	(1,798)	Morgan Stanley & Co. International PLC
MYR	900	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)	(4,240)	(14)	(4,226)	HSBC Bank PLC
MYR	200	07/11/29	3.528%(Q)	3 Month KLIBOR(2)(Q)	593	—	593	Morgan Stanley & Co. International PLC
RUB	15,000	01/12/26	6.360%(A)	3 Month MosPRIME(2)(Q)	(15,160)	—	(15,160)	Morgan Stanley & Co. International PLC
RUB	16,000	02/27/26	6.680%(A)	3 Month MosPRIME(2)(Q)	(13,926)	—	(13,926)	Morgan Stanley & Co. International PLC
THB	6,000	07/04/24	1.590%(S)	6 Month THBFIX(2)(S)	3,328	—	3,328	Morgan Stanley & Co. International PLC
THB	1,000	05/07/25	0.795%(S)	6 Month THBFIX(2)(S)	(176)	—	(176)	HSBC Bank PLC
					$(48,385)	$(26)	$(48,359)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Global Total Return (USD Hedged) Fund
Schedule of Investments as of January 31, 2022 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
U.S. Treasury Bonds(T)	1 Day USOIS + 4.5 bps(T)	Goldman Sachs International	2/03/22	595	$(19,308)	$—	$(19,308)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).